13 Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Cost		R$ 5,214,894
Accumulated amortization		(2,487,397)
Beginning balance	R$ 2,740,982	2,727,497	R$ 2,727,497
Acquisitions	61,526	51,979
Foreign currency translation adjustment	15,661	33,818
Cost	20,275	142,425
Amortization	(4,614)	(108,607)
Transfers from property, plant and equipment projects and stoppage in progress	6,433	4,461
Disposals		(1,003)
Cost	(4)	(596,557)
Amortization	4	595,554
Amortization	(62,514)	(75,770)
Ending balance	2,762,088	2,740,982	2,727,497
Intangible assets, cost				R$ 4,905,432	R$ 4,817,202
Accumulated amortization				(2,143,344)	(2,076,220)
Intangible assets	2,740,982	2,727,497	2,727,497	2,762,088	2,740,982	R$ 2,727,497
Previously Disclosed [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost						4,916,819
Accumulated amortization						(2,189,322)
Reclassification [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost						298,075
Accumulated amortization						(298,075)
Reclassified [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost						5,214,894
Accumulated amortization						(2,487,397)
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Cost		3,187,678
Accumulated amortization		(1,128,804)
Beginning balance	2,058,874	2,058,874	2,058,874
Acquisitions
Ending balance	2,058,874	2,058,874	2,058,874
Intangible assets, cost				3,187,678	3,187,678
Accumulated amortization				(1,128,804)	(1,128,804)
Intangible assets	2,058,874	2,058,874	2,058,874	2,058,874	2,058,874	2,058,874
Goodwill [Member] | Previously Disclosed [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost						3,187,722
Accumulated amortization						(1,128,848)
Goodwill [Member] | Reclassification [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost						(44)
Accumulated amortization						44
Goodwill [Member] | Reclassified [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost						3,187,678
Accumulated amortization						(1,128,804)
Brands and Patents [Member]
Disclosure of detailed information about intangible assets [line items]
Cost		407,831
Accumulated amortization		(180,481)
Beginning balance	246,297	227,350	230,087
Acquisitions	112
Foreign currency translation adjustment	12,957	23,966
Cost	13,919	27,021
Amortization	(962)	(3,055)
Transfers from property, plant and equipment projects and stoppage in progress		2,532
Amortization	(7,751)	(7,551)
Ending balance	251,615	246,297	227,350
Intangible assets, cost				451,415	437,384
Accumulated amortization				(199,800)	(191,087)
Intangible assets	R$ 251,615	227,350	230,087	251,615	246,297	227,350
Average annual rates of amortization	4.96%
Brands and Patents [Member] | Previously Disclosed [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost						349,316
Accumulated amortization						(119,229)
Brands and Patents [Member] | Reclassification [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost						58,515
Accumulated amortization						(61,252)
Brands and Patents [Member] | Reclassified [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost						407,831
Accumulated amortization						(180,481)
Software Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Cost		725,271
Accumulated amortization		(524,032)
Beginning balance	R$ 234,132	201,239	192,140
Acquisitions	61,414	51,707
Foreign currency translation adjustment	2,704	10,037
Cost	6,356	21,053
Amortization	(3,652)	(11,016)
Transfers from property, plant and equipment projects and stoppage in progress	6,433	1,929
Cost	(4)
Amortization	4
Amortization	(32,747)	(30,780)
Ending balance	271,936	234,132	201,239
Intangible assets, cost				874,159	799,960
Accumulated amortization				(602,223)	(565,828)
Intangible assets	R$ 271,936	201,239	192,140	271,936	234,132	201,239
Average annual rates of amortization	12.40%
Software Licenses [Member] | Previously Disclosed [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost						607,528
Accumulated amortization						(415,388)
Software Licenses [Member] | Reclassification [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost						117,743
Accumulated amortization						(108,644)
Software Licenses [Member] | Reclassified [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost						725,271
Accumulated amortization						(524,032)
Customers and Suppliers Agreements [Member]
Disclosure of detailed information about intangible assets [line items]
Cost		894,114
Accumulated amortization		(654,080)
Beginning balance	R$ 201,679	240,034	246,396
Acquisitions		272
Foreign currency translation adjustment		(185)
Cost		94,351
Amortization		(94,536)
Disposals		(1,003)
Cost		(596,557)
Amortization		595,554
Amortization	(22,016)	(37,439)
Ending balance	179,663	201,679	240,034
Intangible assets, cost				392,180	392,180
Accumulated amortization				(212,517)	(190,501)
Intangible assets	R$ 179,663	R$ 240,034	R$ 246,396	R$ 179,663	R$ 201,679	240,034
Average annual rates of amortization	6.00%
Customers and Suppliers Agreements [Member] | Previously Disclosed [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost						772,253
Accumulated amortization						(525,857)
Customers and Suppliers Agreements [Member] | Reclassification [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost						121,861
Accumulated amortization						(128,223)
Customers and Suppliers Agreements [Member] | Reclassified [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost						894,114
Accumulated amortization						R$ (654,080)